Note 3 - Inventory (Detail) - Inventory (USD $)	Dec. 31, 2012	Dec. 31, 2011
Work in process	$ 494,290	$ 454,366
Software license inventory	344,500	467,000
Finished goods	60,912	47,452
Inventory included in current assets	899,702	968,818
Software license inventory (see Note 10)	1,137,500
	$ 2,037,202	$ 968,818